Non-current financial debt (Details 5) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	$ 28,298	$ 22,167
Total	28,531	22,355
Balance sheet
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	28,298	22,167
Others	233	188
Total	28,531	22,355
Fair values
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	31,359	23,701
Others	233	188
Total	$ 31,592	$ 23,889